GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL.
GOODWILL

9.                                     GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2009, 2010 and 2011, consisted of the followings:

	December 31,
	2010	2011

Beginning balance	$3,788	$3,918
Goodwill acquired in acquisitions of business	—	458
Exchange difference	130	204
Ending balance	3,918	4,580

The Group performs their annual impairment test for Goodwill on December 31 of each year.  Based on the results of the impairment test, there was no impairment of goodwill during the years ended December 31, 2009, 2010 and 2011, respectively.